Revenue - Contract Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Time-charter [Member]
Disaggregation of Revenue [Line Items]
Contract with Customer, Liability, Current	$ 1.6	$ 4.2